EXPENSES BY NATURE - Depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant And Equipment, And Intangible Assets, Excluding Right Of Use Assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	$ (7,346)	$ (6,305)	$ (6,390)
Property, plant and equipment
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	(1,494)	(1,993)	(2,158)
Intangible assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	(5,852)	(4,312)	(4,232)
Right of use assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	$ (3,664)	$ (2,565)	$ (2,781)